Schedule of property and equipment net (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Computer	€ 20,353	€ 24,869
Auto	49,320
Furniture and fixtures	10,440	5,010
Total property and equipment	80,113	29,879
Less: accumulated depreciation	(14,185)	(6,789)
Property and equipment, net	€ 65,928	€ 23,090